Bank Debt (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of future maturities of debt
Future maturities of long-term bank debt, Total	$ 441,794	$ 469,573
Bank Debt [Member]
Schedule of future maturities of debt
2014	318,050
2015	55,543
2016	28,621
2017	7,210
2018	2,400
Thereafter	$ 29,970